Share capital - Warrants (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Aug. 20, 2013	Aug. 18, 2013
Class of Warrant or Right [Line Items]
Maximum percent of warrants reserved for issuance	4.00%	4.00%
Maximum value of warrants reserved for issuance	$ 1,000,000,000	$ 1,000,000,000
Exercise price (in dollars per share)	10.00	10.00
Authorized and issued (in shares)	4,651,163.000	4,651,163.000
Aggregated fair value of warrants	17,374,000	17,374,000
Warrants authorized and issued (in shares)			1,003,157	3,648,006
Fair value of founder and advisor warrants		3,700,000
Term of warrants	10 years	10 years
Founders
Class of Warrant or Right [Line Items]
Maximum percent of warrants reserved for issuance	3.50%	3.50%
Exercise price (in dollars per share)	10.00	10.00
Authorized and issued (in shares)	4,069,768	4,069,868
Aggregated fair value of warrants	15,203,000	15,203,000
Advisor
Class of Warrant or Right [Line Items]
Maximum percent of warrants reserved for issuance	0.50%	0.50%
Exercise price (in dollars per share)	10.00	10.00
Authorized and issued (in shares)	581,395	581,295
Aggregated fair value of warrants	$ 2,171,000	$ 2,171,000